Summary of Significant Accounting policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Significant Accounting Policies [Line Items]
Restricted cash	$ 3		$ 18	$ 3
Foreign Currency Transaction Gain (Loss), before Tax			(1)	4	8
Terminated merger and settlement income			0	0	171
Insurance Recoveries					163
Huntsman settlement payment					200
insurance recoveries related to settlement of litigation					8
Interest-bearing time deposits and other cash equivalents			288	281
Short-term investments	6		5	7
Inventories, allowance for excess and obsolete inventory			7	7
Unamortized Debt Issuance Expense			58	56
Depreciation			140	152	149
Asset Impairment Charges			23	32
Accelerated Depreciation			8	3	1
Research and Development Expense			69	70	66
Business realignment costs	9	15	35	15	20
Cash collected on previously reserved AR factoring			0	7	4
Concentration Risk, Percentage			10.00%
Long Lived Assets Held And Used Qualitative Factors To Fair Value Measures | EPCD
Schedule Of Significant Accounting Policies [Line Items]
Asset Impairment Charges	15		15	2
Long Lived Assets Held And Used Qualitative Factors To Fair Value Measures | FPD
Schedule Of Significant Accounting Policies [Line Items]
Asset Impairment Charges	6		6	12
Long Lived Assets Held And Used Qualitative Factors To Fair Value Measures Customer Loss | FPD
Schedule Of Significant Accounting Policies [Line Items]
Asset Impairment Charges	2		2	18
Purchase of Interest in Forest Products
Schedule Of Significant Accounting Policies [Line Items]
Restricted cash			15
Purchase of interest			50.00%
HA International, Inc.
Schedule Of Significant Accounting Policies [Line Items]
Unconsolidated investments accounted for under equity method of accounting			50.00%
Hexion UV Coatings (Shanghai) Co., Ltd
Schedule Of Significant Accounting Policies [Line Items]
Unconsolidated investments accounted for under equity method of accounting			49.99%
Hexion Shchekinoazot B.V.
Schedule Of Significant Accounting Policies [Line Items]
Unconsolidated investments accounted for under equity method of accounting			50.00%
Sanwei Hexion Chemicals Company Limited
Schedule Of Significant Accounting Policies [Line Items]
Unconsolidated investments accounted for under equity method of accounting			49.00%
Momentive Union Specialty Chemicals Ltd
Schedule Of Significant Accounting Policies [Line Items]
Unconsolidated investments accounted for under equity method of accounting			50.00%
Asia Dekor Borden (Hong Kong) Chemical Company
Schedule Of Significant Accounting Policies [Line Items]
Ownership interest sold			50.00%
Minimum
Schedule Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			1 year
Finite-Lived Intangible Asset, Useful Life			1 year
Maximum
Schedule Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			5 years
Finite-Lived Intangible Asset, Useful Life			30 years
Accelerated Depreciation	$ 1	$ 6
Machinery and Equipment
Schedule Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			15 years
Building
Schedule Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			20 years